UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06603
Performance Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)
Citi Fund Services 3435 Stelzer Road Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-737-3676
Date of fiscal year end: 05/31/09
Date of reporting period: 08/31/08

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—74.6%
Federal Home Loan Bank—35.1%
$20,000,000	2.42%†, 9/10/08	$19,987,900
30,000,000	2.17%, 9/12/08	29,980,108
25,000,000	2.21%†, 9/18/08	24,973,910
35,000,000	2.22%†, 9/19/08	34,961,150
30,000,000	2.27%†, 9/26/08	29,952,708
30,000,000	2.33%†, 10/1/08	29,941,750
30,000,000	2.39%†, 10/15/08	29,912,550
3,830,000	4.63%, 10/16/08	3,834,114
10,000,000	2.70%, 1/2/09	10,000,000
5,000,000	3.75%, 1/7/09	5,030,296
5,000,000	2.60%, 2/6/09	4,997,580
8,900,000	2.38%, 2/19/09	8,888,764
13,000,000	2.83%, 3/3/09	12,999,674
5,000,000	2.50%, 4/7/09	5,000,000
5,000,000	2.63%, 4/30/09	5,000,000

		255,460,504

Federal Home Loan Mortgage Corporation—19.4%
20,000,000	2.10%†, 9/2/08	19,998,842
30,000,000	2.00%†, 9/5/08	29,993,333
20,000,000	2.42%†, 10/14/08	19,942,189
30,000,000	2.47%†, 11/6/08	29,864,150
11,000,000	4.75%, 3/5/09	11,105,994
15,000,000	5.75%, 3/15/09	15,227,737
10,000,000	2.40%, 4/2/09	10,000,000
5,000,000	3.00%, 7/10/09	4,994,417

		141,126,662

Federal National Mortgage Association—20.1%
30,000,000	2.25%†, 9/11/08	29,981,250
20,000,000	2.40%†, 9/17/08	19,978,667
30,000,000	2.32%†, 9/23/08	29,957,467
31,701,000	2.35%†, 10/8/08	31,624,433
4,511,000	4.50%, 10/15/08	4,515,077
30,000,000	2.40%†, 10/17/08	29,908,000

		145,964,894

Total U.S. Government Agency Securities		542,552,060

Commercial Paper—22.7%
Beverages— 2.7%
20,000,000	Coca-Cola Company, 2.18%†, 10/22/08	19,938,233

Consumer Goods & Services— 7.6%
30,000,000	E.I. du Pont de Nemours and Company, 2.07%†, 9/9/08	29,986,200
15,000,000	Minnesota Mining & Manufacturing, 2.03%†, 9/2/08	14,999,154
10,000,000	Procter & Gamble Company, 2.04%†, 9/3/08	9,998,867

		54,984,221

Energy— 4.1%
30,000,000	Chevron Corporation, 2.10%†, 9/3/08	29,996,500

Financial Services— 8.3%
30,000,000	General Electric Capital Corporation, 2.40%†, 9/24/08	29,954,000
30,000,000	Wells Fargo Corporation, 2.37%†, 9/4/08	29,994,075

		59,948,075

Total Commercial Paper		164,867,029

Corporate Bonds—1.4%
Financial Services— 1.4%
5,000,000	Wachovia Bank NA, 2.12%*, 10/2/08	4,999,746
5,000,000	Wachovia Corporation, 6.00%, 10/30/08	5,022,592

Total Corporate Bonds		10,022,338

Repurchase Agreement—2.7%
19,359,962	Bank of America Securities, 2.08%, 9/2/08, with a maturity value of $19,365,498 (fully collateralized by Federal Home Loan Bank, 3.50% due 2/5/10, with a value $19,747,161)	19,359,962

Total Repurchase Agreements		19,359,962

Total Investments(Cost $736,801,389) (a) — 101.4%		736,801,389

Liabilities in excess of other assets — (1.4)%		(10,014,345)

NET ASSETS — 100.0%		$726,787,044

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

†	Discount Notes. Rate represents effective yield at August 31, 2008.

*	Variable or Floating Rate Security. Rate disclosed is as of August 31, 2008.

LOC	Letter of Credit
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
U.S. Treasury Obligations—97.8%
U.S. Treasury Bills†—97.8%
$5,000,000	1.58%, 9/4/08	$4,999,344
100,000,000	1.75%, 9/18/08	99,917,453
10,000,000	1.55%, 10/9/08	9,983,639
6,000,000	1.47%, 10/16/08	5,989,013
5,000,000	2.03%, 11/13/08	4,979,418
15,000,000	2.09%, 12/4/08	14,918,011
11,000,000	1.65%, 12/18/08	10,945,550
5,000,000	1.73%, 12/26/08	4,972,047

		156,704,475

Total U.S. Treasury Obligations		156,704,475

Investment Companies—2.3%
3,622,208	Goldman Sachs Financial Square Treasury Instrument Fund, 1.60%*	3,622,208

Total Investment Companies		3,622,208

Total Investments(Cost $160,326,683) (a) — 100.1%		160,326,683

Liabilities in excess of other assets — (0.1)%		(211,248)

NET ASSETS — 100.0%		$160,115,435

(a)	Cost for federal income tax purposes is $160,335,441 and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(8,758)

Net unrealized depreciation	$(8,758)

†	Discount Notes. Rate represents effective yield at August 31, 2008.

*	Rate reflects the 7 day effective yield at August 31, 2008.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
U.S. Government Agency Securities—94.7%
Federal Home Loan Bank—48.1%
$1,170,000	3.80%, 5/1/12	$1,163,744
2,500,000	4.25%, 11/20/09	2,534,267
2,000,000	4.38%, 10/22/10	2,044,454
3,000,000	4.75%, 12/12/08	3,016,383
3,825,000	4.88%, 3/12/10	3,928,053
2,000,000	5.00%, 12/12/08	2,012,292
3,000,000	5.00%, 9/18/09	3,055,299
2,000,000	5.00%, 10/2/09	2,039,050
2,500,000	5.00%, 12/11/09	2,560,395
4,000,000	5.00%, 9/14/12	4,173,568
3,000,000	5.25%, 6/12/09	3,052,131
2,000,000	5.25%, 9/11/09	2,041,612
2,200,000	5.25%, 6/11/10	2,280,938

		33,902,186

Federal Home Loan Mortgage Corporation—5.8%
2,000,000	4.00%, 7/28/11	2,003,448
2,000,000	4.88%, 2/9/10	2,050,612

		4,054,060

Federal National Mortgage Association—38.1%
2,000,000	3.00%, 4/1/11	1,966,212
2,500,000	3.13%, 2/11/11	2,480,448
2,000,000	3.50%, 4/28/11	1,996,738
2,500,000	3.63%, 8/15/11	2,505,607
4,500,000	4.00%, 1/26/09	4,519,368
4,000,000	4.20%, 6/8/09	4,033,472
3,000,000	4.35%, 5/29/13	3,003,297
2,000,000	4.63%, 12/15/09	2,039,198
1,200,000	4.63%, 6/1/10	1,226,909
2,000,000	5.38%, 8/15/09	2,044,130
1,000,000	5.50%, 7/9/10	1,008,600

		26,823,979

Government National Mortgage Association—2.7%
866,984	3.25%, 6/16/27, Series 2004-26 HD	862,838
1,069,028	3.47%, 4/20/34, Series 2004-22 BK	1,058,813

		1,921,651

Total U.S. Government Agency Securities		66,701,876

U.S. Treasury Notes—2.2%
1,500,000	4.50%, 2/15/09	1,516,992

Total U.S. Treasury Notes		1,516,992

Investment Company—2.3%
1,643,871	Performance Money Market Fund, Institutional Class, 1.92% (a)(b)	1,643,871

Total Investment Companies		1,643,871

Total Investments(Cost $69,024,913) (c) — 99.2%		69,862,739

Other assets in excess of liabilities — 0.8%		548,259

NET ASSETS — 100.0%		$70,410,998

(a)	Investment in affiliate.

(b)	Rate reflects the 7 day effective yield at August 31, 2008.

(c)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$897,577
Unrealized depreciation	(59,751)

Net unrealized appreciation	$837,826

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—73.2%
Federal Farm Credit Bank—4.4%
$1,000,000	5.30%, 10/25/17	$1,050,489
2,000,000	5.30%, 4/6/20	2,082,584

		3,133,073

Federal Home Loan Bank—7.2%
2,000,000	5.25%, 6/18/14	2,114,238
2,000,000	5.38%, 8/19/11	2,093,900
1,000,000	5.38%, 5/15/19	1,045,490

		5,253,628

Federal Home Loan Mortgage Corporation—17.3%
909,092	4.50%, 11/15/13, Series 2770 UH	910,692
2,000,000	4.50%, 2/15/15, Series 2658 PD	2,008,620
2,395,093	4.50%, 7/15/15, Series 2633 PC	2,405,583
2,000,000	5.00%, 4/15/34, Series 2780 TG	1,829,640
1,000,000	5.00%, 5/15/34, Series 2922 QE	965,580
2,000,000	5.00%, 2/15/36, Series 3113 QE	1,799,220
1,000,000	5.13%, 4/18/11	1,042,952
1,000,000	5.50%, 7/18/16	1,067,520
500,000	6.63%, 9/15/09	518,083

		12,547,890

Federal National Mortgage Association—17.1%
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	938,816
700,536	4.00%, 12/25/29, Series 2003-27 EC	686,510
2,507,426	4.50%, 5/25/15, Series 2003-54 TC	2,514,846
2,000,000	5.00%, 4/15/15	2,080,390
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	3,011,195
1,000,000	5.05%, 2/7/11	1,037,283
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	1,943,392
155,062	7.00%, 4/1/20, Pool #253299	163,902
53,804	7.50%, 9/1/29, Pool #252717	58,052

		12,434,386

Government National Mortgage Association—18.9%
2,216,755	5.00%, 12/20/31, Series 2006-27 CB	2,204,619
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,376,211
2,000,000	5.50%, 4/20/30, Series 2003-86 QD	2,053,540
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	1,993,880
3,809,150	5.50%, 8/15/35, Pool #644568	3,808,826
124,396	7.00%, 10/15/29, Pool #510559	132,403
68,125	7.50%, 10/15/29, Pool #510534	73,244
177,677	8.00%, 2/15/30, Pool #529127	194,482
1,607	9.00%, 3/15/20, Pool #271741	1,761

		13,838,966

Tennessee Valley Authority—8.3%
3,500,000	6.00%, 3/15/13	3,788,596
2,000,000	7.14%, 5/23/12	2,222,040

		6,010,636

Total U.S. Government Agency Securities		53,218,579

U.S. Treasury Notes—12.4%
1,000,000	4.00%, 4/15/10(a)	1,028,281
500,000	4.13%, 5/15/15	525,703
2,000,000	4.38%, 12/15/10(a)	2,087,188
1,000,000	4.50%, 5/15/17(a)	1,058,906
1,000,000	4.75%, 5/15/14(a)	1,084,688
1,000,000	4.88%, 7/31/11	1,064,766
2,000,000	5.13%, 5/15/16	2,213,906

		9,063,438

Total U.S. Treasury Notes		9,063,438

U.S. Treasury Strips—1.2%
$2,000,000	5.05%, 11/15/26(b)	$865,200

Total U.S. Treasury Strips		865,200

Corporate Bonds—12.1%
Beverages— 1.4%
1,000,000	Coca-Cola Enterprises, 7.13%, 9/30/09	1,031,030

Chemicals— 0.4%
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	258,880

Consumer Non-Durable— 0.4%
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	274,970

Electrical Components & Equipment— 1.5%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,068,600

Financial Services— 4.1%
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	539,630
250,000	Chase Manhattan Corporation, 6.50%, 1/15/09	252,068
500,000	CNA Financial Corporation, 6.60%, 12/15/08	502,491
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	705,315
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	507,595
500,000	John Deere Capital Corporation, 6.00%, 2/15/09	506,320

		3,013,419

Food Service— 1.5%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,062,120

Railroads— 1.4%
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,045,240

Telecommunications— 1.0%
500,000	AT&T Corporation, 6.00%, 3/15/09	505,421
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
August 31, 2008
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
Corporate Bonds — continued
Telecommunications — continued
$250,000	Southwestern Bell Telephone Company, 7.20%, 10/15/26, Callable 10/15/08 @102.4763	$250,947

		756,368

Utilities— 0.4%
250,000	Northern States Power Company, 7.13%, 7/1/25	273,420

Total Corporate Bonds		8,784,047

Investment Company—0.5%
352,479	Performance Money Market Fund, Institutional Class, 1.92% (c)(d)	352,479

Total Investment Companies		352,479

Short Term Securities Held as Collateral For Securities Lending—0.6%
440,939	Barclays Capital, Repurchase Agreement, 2.05%, 9/2/08, with a maturity value of $441,039 (fully collateralized by various U.S. Government Agency Mortgages)	440,939

Total Short Term Securities Held as Collateral For Securities Lending		440,939

Total Investments(Cost $70,725,128) (e) — 100.0%		72,724,682

Liabilities in excess of other assets — 0.0%		(2,007)

NET ASSETS — 100.0%		$72,722,675

(a)	All or a portion of this security was on loan as of August 31, 2008.

(b)	Rate reflects the effective yield at purchase. Principal only security.

(c)	Investment in affiliate.

(d)	Rate reflects the 7 day effective yield at August 31, 2008.

(e)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,330,341
Unrealized depreciation	(330,787)

Net unrealized appreciation	$1,999,554

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

Shares	Security Description	Value
Common Stocks—95.7%
Aerospace/Defense— 4.1%
7,300	General Dynamics Corporation	$673,790
8,900	Honeywell International, Inc.	446,513
6,500	Lockheed Martin Corporation	756,860
9,700	Raytheon Company	581,903

		2,459,066

Beverages— 4.7%
7,200	Anheuser-Busch Companies, Inc.	488,592
20,800	Coca-Cola Company	1,083,056
4,500	Molson Coors Brewing Company	214,425
15,100	PepsiCo, Inc.	1,034,048

		2,820,121

Biotechnology— 1.5%
7,000	Amgen, Inc. (a)	439,950
7,000	Celgene Corporation (a)	485,100

		925,050

Chemicals— 0.3%
7,500	Hercules, Inc.	161,625

Construction— 0.5%
4,000	Caterpillar, Inc.	282,920

Consumer Goods & Services— 4.7%
8,400	Colgate-Palmolive Company	638,652
31,200	Procter & Gamble Company	2,176,824

		2,815,476

Consumer Products— 2.7%
6,000	General Mills, Inc.	397,080
6,000	H.J. Heinz Company	301,920
11,400	NIKE, Inc., Class B	690,954
2,800	Wm. Wrigley Jr. Company	222,544

		1,612,498

Diversified— 4.3%
6,000	CSX Corporation	388,080
7,300	Danaher Corporation	595,461
10,000	Emerson Electric Company	468,000
14,600	Thermo Fisher Scientific, Inc. (a)	884,176
1,900	United States Steel Corporation	252,833

		2,588,550

Energy— 10.6%
8,200	Chesapeake Energy Corporation	396,880
13,400	ChevronTexaco Corporation	1,156,688
15,500	ConocoPhillips	1,278,905
5,000	Edison International	229,600
2,600	Entergy Corporation	268,814
23,000	Exxon Mobil Corporation	1,840,230
14,600	PPL Corporation	639,042
9,700	Sempra Energy	561,824

		6,371,983

Financial Services— 6.2%
11,700	Bank of America Corporation	364,338
14,000	Citigroup, Inc.	265,860
6,000	Fiserv, Inc. (a)	311,160
8,000	H&R Block, Inc.	204,320
7,000	Janus Capital Group, Inc.	188,790
9,500	JPMorgan Chase & Co.	365,655
5,100	Northern Trust Corporation	409,989
4,000	State Street Corporation	270,680
6,500	T. Rowe Price Group, Inc.	385,840
2,100	The Goldman Sachs Group, Inc.	344,337
21,200	Wells Fargo & Company	641,724

		3,752,693

Gas— 2.8%
3,000	Air Products & Chemicals	275,550
3,000	Apache Corporation	343,140
12,000	Praxair, Inc.	1,078,080

		1,696,770

Health Care— 11.1%
17,400	Abbott Laboratories	999,282
10,600	Baxter International, Inc.	718,256
7,300	Becton, Dickinson & Company	637,874
7,000	C.R. Bard, Inc.	654,150
5,000	Express Scripts, Inc. (a)	367,050
14,800	Gilead Sciences, Inc. (a)	779,664
31,600	Johnson & Johnson	2,225,588
6,000	Medco Health Solutions, Inc. (a)	281,100

		6,662,964

Insurance— 0.7%
5,000	Aon Corporation	237,450
3,400	Assurant, Inc.	198,662

		436,112

Investment Companies— 1.0%
26,000	The Charles Schwab Corporation	623,740

Iron/Steel— 0.3%
3,500	Nucor Corporation	183,750

Machinery— 0.8%
3,500	Cummins, Inc.	228,060
3,000	National-Oilwell Varco, Inc. (a)	221,190

		449,250

Machinery-Diversified— 0.3%
3,000	ITT Corporation	191,250

Medical Instrument— 0.3%
3,000	Varian Medical Systems, Inc. (a)	189,480

Metal Fabricate/Hardware— 0.3%
3,000	Snap-on, Inc.	171,060

Oil & Gas— 6.5%
5,000	Anadarko Petroleum Corporation	308,650
2,000	ENSCO International, Inc.	135,560
8,000	Halliburton Company	351,520
4,000	Hess Corporation	418,840
2,000	Murphy Oil Corporation	157,060
4,000	Noble Corporation	201,160
7,800	Occidental Petroleum Corporation	619,008
9,300	Schlumberger, Ltd.	876,246
3,000	Smith International, Inc.	209,100
2,799	Transocean, Inc. (a)	356,033
7,000	Weatherford International, Ltd. (a)	270,060

		3,903,237

Oil & Gas Exploration— 0.2%
3,000	Rowan Companies, Inc.	110,820

Railroads— 1.3%
3,500	Burlington Northern Santa Fe Corporation	375,900
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
August 31, 2008
(Unaudited)

Shares	Security Description	Value
Common Stocks — continued
Railroads — continued
5,500	Norfolk Southern Corporation	$404,415

		780,315

Real Estate Investment Trusts— 0.5%
3,500	Public Storage	309,120

Retail— 8.0%
1,500	AutoZone, Inc. (a)	205,845
5,000	Costco Wholesale Corporation	335,300
18,000	CVS Caremark Corporation	658,800
18,000	McDonald’s Corporation	1,116,900
8,000	The TJX Companies, Inc.	289,920
30,000	Wal-Mart Stores, Inc.	1,772,100
3,500	Walgreen Co.	127,505
8,400	Yum! Brands, Inc.	299,712

		4,806,082

Savings & Loans— 0.4%
12,000	Hudson City Bancorp, Inc.	221,280

Software— 10.8%
7,000	Adobe Systems, Inc. (a)	299,810
4,000	BMC Software, Inc. (a)	130,240
20,200	Hewlett-Packard Company	947,784
14,900	International Business Machines Corporation	1,813,777
68,100	Microsoft Corporation	1,858,449
52,600	Oracle Corporation (a)	1,153,518
14,000	Symantec Corporation (a)	312,340

		6,515,918

Technology— 4.0%
4,900	Apple, Inc. (a)	830,697
5,000	Applied Biosystems, Inc.	182,450
36,400	Intel Corporation	832,468
5,000	Monsanto Company	571,250

		2,416,865

Telecommunications— 4.0%
38,500	Cisco Systems, Inc. (a)	925,925
22,000	Corning, Inc.	451,880
8,000	QUALCOMM, Inc.	421,200
17,800	Verizon Communications, Inc.	625,136

		2,424,141

Toys/Games/Hobbies— 0.3%
5,000	Hasbro, Inc.	187,000

Transportation— 0.3%
2,500	Ryder System, Inc.	161,300

Utilities— 2.2%
10,600	FirstEnergy Corporation	769,984
4,000	FPL Group, Inc.	240,240
7,400	Public Service Enterprise Group, Inc.	301,698

		1,311,922

Total Common Stocks		57,542,358

Investment Company—4.2%
2,513,224	Performance Money Market Fund, Institutional Class, 1.92% (b)(c)	2,513,224

Total Investment Companies		2,513,224

Total Investments(Cost $53,955,376) (d) — 99.9%		60,055,582

Other assets in excess of liabilities — 0.1%		55,866

NET ASSETS — 100.0%		$60,111,448

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at August 31, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of tax adjustments to securities. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$7,730,860
Unrealized depreciation	(1,609,949)

Net unrealized appreciation	$6,120,911

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

Shares	Security Description	Value
Common Stocks—91.8%
Aerospace/Defense— 1.3%
6,000	Alliant Techsystems, Inc. (a)	$631,380
8,000	DRS Technologies, Inc.	636,960

		1,268,340

Auto Parts & Equipment— 1.6%
19,000	Advance Auto Parts, Inc.	817,760
18,000	Copart, Inc. (a)	792,180

		1,609,940

Automotive— 0.8%
20,000	BorgWarner, Inc.	827,000

Capital Goods— 2.1%
31,000	Commercial Metals Company	806,930
53,000	Steel Dynamics, Inc.	1,315,990

		2,122,920

Chemicals— 5.9%
17,000	Airgas, Inc.	1,007,080
15,000	Albemarle Corporation	596,100
7,500	CF Industries Holdings, Inc.	1,143,000
23,000	FMC Corporation	1,691,420
18,000	Olin Corporation	484,380
21,000	Terra Industries, Inc.	1,052,940

		5,974,920

Commercial Services— 0.3%
13,000	Gartner Group, Inc. (a)	343,330

Construction— 1.1%
34,500	Quanta Services, Inc. (a)	1,101,930

Consumer Goods & Services— 2.8%
22,000	Church & Dwight Company, Inc.	1,375,000
20,000	Hawaiian Electric Industries, Inc.	529,000
28,000	Republic Services, Inc., Class A	920,360

		2,824,360

Consumer Products— 1.2%
21,000	Alberto-Culver Company	549,360
8,500	Netflix, Inc. (a)(b)	262,140
12,000	Tupperware Brands Corporation	428,640

		1,240,140

Diversified— 4.2%
29,000	Harsco Corporation	1,526,560
22,000	Roper Industries, Inc.	1,299,760
13,000	The Brink’s Company	907,140
15,000	Trinity Industries, Inc.	539,700

		4,273,160

Drugs— 0.5%
15,000	NBTY, Inc. (a)	498,600

Electrical Components & Equipment— 1.3%
36,000	FLIR Systems, Inc. (a)	1,285,200

Electronics— 1.7%
36,000	AMETEK, Inc.	1,747,440

Energy— 2.7%
21,000	Arch Coal, Inc.	1,139,040
8,500	Noble Energy, Inc.	609,705
23,000	ONEOK, Inc.	1,005,330

		2,754,075

Entertainment— 0.8%
24,000	Marvel Entertainment, Inc. (a)	812,880

Environmental Services & Equipment— 0.9%
16,000	Stericycle, Inc. (a)	948,800

Financial Services— 2.5%
15,000	Cullen/Frost Bankers, Inc.	835,200
22,000	Eaton Vance Corporation	785,620
56,000	New York Community Bancorp, Inc.	923,440

		2,544,260

Health Care— 4.8%
18,000	Covance, Inc. (a)	1,698,120
27,000	DENTSPLY International, Inc.	1,058,130
9,000	Henry Schein, Inc. (a)	526,320
21,000	Pharmaceutical Product Development, Inc.	856,800
25,000	Vertex Pharmaceuticals, Inc. (a)	671,500

		4,810,870

Higher Education— 1.5%
14,000	DeVry, Inc.	722,120
3,500	Strayer Education, Inc.	734,440

		1,456,560

Insurance— 1.2%
31,500	American Financial Group, Inc.	898,695
7,000	StanCorp Financial Group, Inc.	343,070

		1,241,765

Iron/Steel— 2.0%
12,000	Cleveland-Cliffs, Inc.	1,214,640
14,000	Reliance Steel & Aluminum Company	798,140

		2,012,780

Machinery— 7.3%
18,000	AGCO Corporation (a)	1,109,340
11,000	Flowserve Corporation	1,453,320
30,000	FMC Technologies, Inc. (a)	1,606,800
24,000	Joy Global, Inc.	1,704,960
9,000	Lincoln Electric Holding, Inc.	726,930
13,000	Wabtec Corporation	767,910

		7,369,260

Machinery-Diversified— 0.7%
13,000	Nordson Corporation	697,190

Medical— 2.7%
14,000	Cephalon, Inc. (a)	1,072,680
22,000	Steris Corporation	808,940
10,500	Techne Corporation (a)	810,285

		2,691,905

Medical Instrument— 1.0%
14,000	Beckman Coulter, Inc.	1,033,480

Miscellaneous Manufacturing— 0.5%
13,000	AptarGroup, Inc.	525,070

Oil & Gas— 10.7%
36,000	Cameron International Corporation (a)	1,677,240
12,000	Cimarex Energy Company	666,480
31,000	Denbury Resources, Inc. (a)	771,590
10,000	Encore Acquisition Company (a)	515,600
13,000	Forest Oil Corporation (a)	739,960
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
August 31, 2008
(Unaudited)

Shares	Security Description	Value
Common Stocks — continued
Oil & Gas — continued
11,000	Helmerich & Payne, Inc.	$628,320
38,000	MDU Resources Group, Inc.	1,255,520
16,000	Pioneer Natural Resources Company	1,010,720
16,000	Plains Exploration & Production Company (a)	862,400
14,000	Pride International, Inc. (a)	537,740
10,000	Smith International, Inc.	697,000
22,000	Southwestern Energy Company (a)	844,140
13,000	Superior Energy Sevices, Inc. (a)	611,520

		10,818,230

Oil & Gas Exploration— 0.9%
31,000	Patterson-UTI Energy, Inc.	881,020

Pollution Control— 0.7%
15,000	Donaldson Company, Inc.	658,650

Real Estate Investment Trusts— 1.5%
6,000	Federal Realty Investment Trust	455,280
21,000	Health Care REIT, Inc.	1,089,270

		1,544,550

Rental & Leasing— 0.5%
22,000	Rent-A-Center, Inc. (a)	498,520

Research & Development— 0.9%
19,000	The Shaw Group, Inc. (a)	941,260

Retail— 5.7%
13,000	Aeropostale, Inc. (a)	453,180
27,000	Fastenal Company	1,402,110
38,500	Ross Stores, Inc.	1,548,085
29,000	Urban Outfitters, Inc. (a)	1,032,980
25,000	Warnaco Group, Inc. (a)	1,289,250

		5,725,605

Retail-Discount— 0.6%
15,000	BJ’s Wholesale Club, Inc. (a)	570,450

Software— 4.7%
55,500	Activision Blizzard, Inc. (a)	1,821,510
25,000	McAfee, Inc. (a)	989,000
31,000	Parametric Technology Corporation (a)	622,480
38,000	Sybase, Inc. (a)	1,307,580

		4,740,570

Technology— 5.7%
13,000	Charles River Laboratories International, Inc. (a)	852,930
12,000	Invitrogen Corporation (a)	509,520
31,000	NCR Corporation (a)	820,260
11,000	Sensient Technologies Corporation	321,310
10,000	SPX Corporation	1,192,500
8,000	The Dun & Bradstreet Corporation	735,760
46,500	Western Digital Corporation (a)	1,267,590

		5,699,870

Telecommunications— 3.9%
35,000	Amphenol Corporation, Class A	1,663,200
14,000	CommScope, Inc. (a)	685,580
27,000	Cypress Semiconductor Corporation (a)	875,340
14,000	Harris Corporation	733,040

		3,957,160

Transportation— 1.8%
25,000	J.B. Hunt Transportation Services, Inc.	911,250

Shares/
Principal
Amount	Security Description	Value
Common Stocks — continued
Transportation — continued
17,000	Kansas City Southern (a)	$874,310

		1,785,560

Utilities— 0.8%
10,000	WGL Holdings, Inc.	322,000
10,000	Wisconsin Energy Corporation	467,700

		789,700

Total Common Stocks		92,627,320

U.S. Government Agency Securities—2.0%
$2,000,000	Federal Home Loan Bank, 2.27%†, 9/15/08	1,998,556

Total U.S. Government Agency Securities		1,998,556

Investment Company—6.4%
28,000	iShares S&P MidCap 400 Value Index	2,424,520
4,034,894	Performance Money Market Fund, Institutional Class, 1.92% (c)(d)	4,034,894

Total Investment Companies		6,459,414

Short Term Securities Held as Collateral For Securities Lending—0.2%
247,015	Barclays Capital, Repurchase Agreement, 2.05%, 9/2/08, with a maturity value of $247,071 (fully collateralized by various U.S. Government Agency Mortgages)	247,015

Total Short Term Securities Held as Collateral For Securities Lending		247,015

Total Investments(Cost $87,879,449) (e) — 100.4%		101,332,305

Liabilities in excess of other assets — (0.4)%		(398,062)

NET ASSETS — 100.0%		$100,934,243

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan as of August 31, 2008.

(c)	Investment in affiliate. Represents 4.0% of net assets on August 31, 2008.

(d)	Rate reflects the 7 day effective yield at August 31, 2008.

(e)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$15,540,231
Unrealized depreciation	(2,242,904)

Net unrealized appreciation	$13,297,327

†	Discount Notes. Rate represents effective yield at August 31, 2008.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

Shares	Security Description	Value
Common Stocks—96.1%
Aerospace/Defense— 4.7%
12,000	General Dynamics Corporation	$1,107,600
10,700	Lockheed Martin Corporation	1,245,908

		2,353,508

Chemicals— 2.1%
21,000	Terra Industries, Inc.	1,052,940

Construction— 4.4%
16,000	Jacobs Engineering Group, Inc. (a)	1,181,120
33,000	Quanta Services, Inc. (a)	1,054,020

		2,235,140

Consumer Goods & Services— 2.1%
17,000	Church & Dwight Company, Inc.	1,062,500

Consumer Products— 1.8%
25,000	Tupperware Brands Corporation	893,000

Diversified— 7.2%
22,000	CSX Corporation	1,422,960
12,000	Fluor Corporation	961,560
21,000	Thermo Fisher Scientific, Inc. (a)	1,271,760

		3,656,280

Electrical Components & Equipment— 1.8%
26,000	FLIR Systems, Inc. (a)	928,200

Electronics— 2.6%
27,000	AMETEK, Inc.	1,310,580

Energy— 2.0%
12,000	ChevronTexaco Corporation	1,035,840

Gas— 3.9%
8,000	Apache Corporation	915,040
12,000	Praxair, Inc.	1,078,080

		1,993,120

Health Care— 5.1%
20,000	Baxter International, Inc.	1,355,200
17,000	Express Scripts, Inc. (a)	1,247,970

		2,603,170

Higher Education— 4.1%
20,000	DeVry, Inc.	1,031,600
5,000	Strayer Education, Inc.	1,049,200

		2,080,800

Machinery— 9.9%
10,000	Flowserve Corporation	1,321,200
18,000	FMC Technologies, Inc. (a)	964,080
18,000	National-Oilwell Varco, Inc. (a)	1,327,140
24,000	Wabtec Corporation	1,417,680

		5,030,100

Medical— 2.4%
16,000	Techne Corporation (a)	1,234,720

Medical Instrument— 2.4%
19,000	Varian Medical Systems, Inc. (a)	1,200,040

Miscellaneous Manufacturing— 0.1%
3,888	John Bean Technologies Corporation (a)	50,544

Oil & Gas— 6.0%
26,000	Cameron International Corporation (a)	1,211,340
17,000	Noble Corporation	854,930
7,695	Transocean, Inc. (a)	978,804

		3,045,074

Retail— 6.3%
32,000	Aeropostale, Inc. (a)	1,115,520
16,000	McDonald’s Corporation	992,800
30,000	Urban Outfitters, Inc. (a)	1,068,600

		3,176,920

Software— 10.7%
41,000	Activision Blizzard, Inc. (a)	1,345,620
24,000	Adobe Systems, Inc. (a)	1,027,920
23,000	ANSYS, Inc. (a)	1,020,050
26,000	BMC Software, Inc. (a)	846,560
34,000	Sybase, Inc. (a)	1,169,940

		5,410,090

Technology— 11.0%
6,000	Apple, Inc. (a)	1,017,180
19,000	Charles River Laboratories International, Inc. (a)	1,246,590
9,000	Monsanto Company	1,028,250
10,000	SPX Corporation	1,192,500
39,000	Western Digital Corporation (a)	1,063,140

		5,547,660

Telecommunications— 3.2%
34,000	Amphenol Corporation, Class A	1,615,680

Transportation— 2.3%
23,000	Kansas City Southern (a)	1,182,890

Total Common Stocks		48,698,796

Investment Company—3.9%
1,958,949	Performance Money Market Fund, Institutional Class, 1.92% (b)(c)	1,958,949

Total Investment Companies		1,958,949

Total Investments(Cost $46,061,212) (d) — 100.0%		50,657,745

Liabilities in excess of other assets — 0.0%		(16,211)

NET ASSETS — 100.0%		$50,641,534

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at August 31, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of tax adjustments on securities. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$6,119,938
Unrealized depreciation	(1,407,692)

Net unrealized appreciation	$4,712,246

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

Shares	Security Description	Value
Common Stocks—96.9%
Business Equipment & Services— 1.6%
18,130	Pitney Bowes, Inc.	$619,140

Chemicals— 3.9%
18,640	Dow Chemical Company	636,183
18,830	E.I. du Pont de Nemours and Company	836,805

		1,472,988

Consumer Goods & Services— 6.9%
10,190	3M Company	729,604
12,960	Altria Group, Inc.	272,549
12,100	Kimberly-Clark Corporation	746,328
12,750	Procter & Gamble Company	889,567

		2,638,048

Consumer Products— 1.9%
23,468	Kraft Foods, Inc.	739,477

Diversified— 4.1%
20,000	Alcoa, Inc.	642,600
33,150	General Electric Company	931,515

		1,574,115

Energy— 20.0%
17,280	Chesapeake Energy Corporation	836,352
9,820	ChevronTexaco Corporation	847,662
10,170	ConocoPhillips	839,127
6,000	Consol Energy, Inc.	406,260
7,740	Diamond Offshore Drilling, Inc.	850,703
32,950	Enterprise Products Partners, LP	970,378
17,910	Kinder Morgan Energy Partners, LP	1,028,750
13,500	ONEOK, Inc.	590,085
5,760	Peabody Energy Corporation	362,592
36,490	Penn Virginia Resource Partners, LP	909,331

		7,641,240

Financial Services— 10.3%
18,540	Bank of America Corporation	577,336
13,900	Comerica, Inc.	390,451
32,590	FirstMerit Corporation	659,621
50,270	People’s United Financial, Inc.	900,838
24,300	San Juan Basin Royalty Trust	995,328
12,780	U.S. Bancorp	407,171

		3,930,745

Health Care— 8.3%
14,345	Abbott Laboratories	823,833
36,950	Bristol-Myers Squibb Company	788,513
13,400	Johnson & Johnson	943,762
32,670	Pfizer, Inc.	624,324

		3,180,432

Insurance— 1.7%
13,920	Allstate Corporation	628,210

Machinery— 1.8%
9,430	Joy Global, Inc.	669,907

Oil & Gas— 4.3%
5,900	CNOOC Limited	918,984
5,678	Transocean, Inc. (a)	722,242

		1,641,226

Railroads— 5.3%
8,670	Burlington Northern Santa Fe Corporation	931,158
13,060	Union Pacific Corporation	1,095,734

		2,026,892

Real Estate Investment Trusts— 6.7%
6,380	AMB Property Corporation	289,588
7,730	Boston Properties, Inc.	792,093
21,130	HCP, Inc.	765,329
14,470	Plum Creek Timber Company, Inc.	718,001

		2,565,011

Retail— 2.4%
14,650	McDonald’s Corporation	909,033

Telecommunications— 3.4%
20,820	AT&T, Inc.	666,032
17,610	Verizon Communications, Inc.	618,463

		1,284,495

Utilities— 14.3%
20,220	Dominion Resources, Inc.	880,177
32,050	Duke Energy Corporation	558,952
26,770	Great Plains Energy, Inc.	627,756
37,800	NiSource, Inc.	622,944
29,630	OGE Energy Corporation	998,531
19,070	Progress Energy, Inc.	832,978
25,040	Southern Company	939,250

		5,460,588

Total Common Stocks		36,981,547

Investment Companies—3.0%
74,190	John Hancock Bank and Thrift Opportunity Fund	377,627
55,918	Performance Money Market Fund, Institutional Class, 1.92% (b)(c)	55,918
51,890	Pimco Corporate Opportunity Fund	699,477

Total Investment Companies		1,133,022

Total Investments(Cost $36,138,981) (d) — 99.9%		38,114,569

Other assets in excess of liabilities — 0.1%		38,788

NET ASSETS — 100.0%		$38,153,357

(a)	Non-income producing security.

(b)	Investment in affiliate. Represents 0.1% of net assets on August 31, 2008.

(c)	Rate reflects the 7 day effective yield at August 31, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses and tax adjustments on securities. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,724,907
Unrealized depreciation	(3,286,452)

Net unrealized appreciation	$2,438,455

LP	Limited Partnership
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Growth Portfolio
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

Shares	Security Description	Value
Investment Companies—100.0%(a)
16,855	Performance Intermediate Term Income Fund, Institutional Class	$172,598
43,328	Performance Large Cap Equity Fund, Institutional Class	401,653
46,838	Performance Leaders Equity Fund, Institutional Class (b)	401,867
36,499	Performance Mid Cap Equity Fund, Institutional Class	468,281
50,309	Performance Money Market Fund, Institutional Class, 1.92% (c)	50,309
179	Performance Short Term Government Income Fund, Institutional Class	1,770
7,531	Performance Strategic Dividend Fund, Institutional Class	82,687
Total Investment Companies		1,579,165

Total Investments(Cost $1,817,032) (d) — 100.0%		1,579,165

Other assets in excess of liabilities — 0.0%		687

NET ASSETS — 100.0%		$1,579,852

(a)	Investment in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at August 31, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$4,809
Unrealized depreciation	(290,245)

Net unrealized depreciation	$(285,436)

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Moderate Portfolio
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

Shares	Security Description	Value
Investment Companies—100.1%(a)
37,666	Performance Intermediate Term Income Fund, Institutional Class	$385,702
53,268	Performance Large Cap Equity Fund, Institutional Class	493,790
41,583	Performance Leaders Equity Fund, Institutional Class (b)	356,786
35,706	Performance Mid Cap Equity Fund, Institutional Class	458,102
46,569	Performance Money Market Fund, Institutional Class, 1.92% (c)	46,569
38,948	Performance Short Term Government Income Fund, Institutional Class	385,586
22,303	Performance Strategic Dividend Fund, Institutional Class	244,891

Total Investment Companies		2,371,426

Total Investments(Cost $2,547,862) (d) — 100.1%		2,371,427

Liabilities in excess of other assets — (0.1)%		(1,535)

NET ASSETS — 100.0%		$2,369,892

(a)	Investment in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at August 31, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$14,705
Unrealized depreciation	(282,563)

Net unrealized depreciation	$(267,858)

See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Conservative Portfolio
Schedule of Portfolio Investments
August 31, 2008
(Unaudited)

Shares	Security Description	Value
Investment Companies—99.8%(a)
47,412	Performance Intermediate Term Income Fund, Institutional Class	$485,502
19,696	Performance Large Cap Equity Fund, Institutional Class	182,586
27,321	Performance Mid Cap Equity Fund, Institutional Class	350,525
51,946	Performance Money Market Fund, Institutional Class, 1.92% (b)	51,946
49,662	Performance Short Term Government Income Fund, Institutional Class	491,653
25,742	Performance Strategic Dividend Fund, Institutional Class	282,653

Total Investment Companies		1,844,865

Total Investments(Cost $1,915,769) (c) — 99.8%		1,844,865

Other assets in excess of liabilities — 0.2%		3,742

NET ASSETS — 100.0%		$1,848,607

(a)	Investment in affiliate.

(b)	Rate reflects the 7 day effective yield at August 31, 2008.

(c)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$10,909
Unrealized depreciation	(110,021)

Net unrealized depreciation	$(99,112)

See notes to Schedule of Portfolio Investments.

Fair Value Measurements Disclosure:
Effective June 1, 2008, the Performance Funds Trust (the “Funds”) began applying the standard established under Statement on Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical securities.
• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.).
• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2008:

			LEVEL 2 —		LEVEL 3 —
			Other Significant		Significant
	LEVEL 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Total
		Other		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial	Investments	Financial
	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*
The Money Market Fund	$—	$—	$736,801,389	$—	$—	$—	$736,801,389	$
The U.S. Treasury Money Market Fund	—	—	160,326,683	—	—	—	160,326,683	—
The Short Term Government Income Fund	1,643,871	—	68,218,868	—	—	—	69,862,739	—
The Intermediate Term Income Fund	352,479	—	72,372,203	—	—	—	72,724,682	—
The Large Cap Equity Fund	60,055,582	—	—	—	—	—	60,055,582	—
The Mid Cap Equity Fund	99,086,734	—	2,245,571	—	—	—	101,332,305	—
The Leaders Equity Fund	50,657,745	—	—	—	—	—	50,657,745	—
The Strategic Dividend Fund	38,114,569	—	—	—	—	—	38,114,569	—
The Performance Advisor Growth Portfolio	1,579,165	—	—	—	—	—	1,579,165	—
The Performance Advisor Moderate Portfolio	2,371,427	—	—	—	—	—	2,371,427	—
The Performance Advisor Conservative Portfolio	1,844,865	—	—	—	—	—	1,844,865	—

*	Other financial instruments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as options, which are valued at the unrealized appreciation / (depreciation) on the investment.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Performance Funds Trust
By (Signature and Title)* /s/ Teresa Thornhill, President
Date 10/23/2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)* /s/ Teresa Thornhill, President
Date 10/23/2008
By (Signature and Title)* /s/ Christopher E. Sabato, Treasurer
Date 10/23/2008

* Print the name and title of each signing officer under his or her signature.